BANK AND OTHER BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2016
Debt Instrument [Line Items]
Schedule of Bank and Other Borrowings
	As at December 31,
	2015	2016	2016
	RMB	RMB	US$
Total bank and other borrowings	1,189,046	860,675	123,962
Comprised of:
Short-term	565,994	562,372	80,998
Long-term, current portion	350,786	82,632	11,901
	916,780	645,004	92,899
Long-term, non-current portion	272,266	215,671	31,063
	1,189,046	860,675	123,962

Schedule of Maturities of Long-Term and Other Debt
	RMB	US$
Within one year	79,613	11,467
Between one and two years	85,105	12,258
Between two and three years	81,603	11,753
Between three and four years	81,896	11,795
	328,217	47,273

Long-term Bank and Other Borrowings [Member]
Debt Instrument [Line Items]
Schedule of Maturities of Long-Term and Other Debt
	RMB	US$
Within one year	82,632	11,901
Between one and two years	211,546	30,469
Between two and three years	4,125	594
	298,303	42,964